27. Other operating expenses, net	12 Months Ended
Dec. 31, 2018
Other Operating Expenses Net
Other operating expenses, net
	2018	2017	2016

Tax installments and other tax risks	(181)	(217)	(357)
Restructuring expenses	(147)	(107)	(99)
Gains (losses) on disposals of property and equipments (a)	112	(247)	(99)
Other	-	(8)	(12)
	(216)	(579)	(567)

(a)   In 2018, it mainly includes the gain on sale of three properties for R$418, at the cost of R$222. The remaining balance consists of write-offs of certain property and equipment items during the year.